Note 8 - Other Payables and Accrued Liabilities	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
8.	Other payables and accrued liabilities

	As of June 30,
	2024	2025
	US$	US$

Accrued payroll	406	-
Other current liabilities	20	158
Total other payables and accrued liabilities	426	158